Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	SEI ASSET ALLOCATION TRUST
Central Index Key	0001003632
Amendment Flag	false
Document Creation Date	Aug. 03, 2017
Document Effective Date	Aug. 03, 2017
Prospectus Date	Jul. 31, 2017
Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SNSAX